Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Income Taxes [Line Items]
Japanese statutory income tax rates	41.00%	41.00%	41.00%
Net operating losses carried forward	¥ 64,586
Tax credit carried forward	4,167
Undistributed earnings of foreign subsidiaries	255,371
Valuation allowance of deferred tax assets	24,687	40,270	43,236	39,780
Gross unrecognized tax benefits	6,874	8,352	10,518	8,642
Estimate of significant change in unrecognized tax benefits	Kyocera expects that significant change in unrecognized tax benefits might occur within the next 12 months. However, Kyocera anticipates such change will not have significant impact on Kyocera’s consolidated results of operations and financial position.
Interest and penalties related to unrecognized tax benefits	(92)	(226)	71
Interest and penalties related to unrecognized tax benefits accrued	217	316
Tax years under income tax examination	At March 31, 2011 Kyocera is subject to income tax examinations by tax authorities for the tax years 2004 and forward in Japan, and for the tax year 2008 and forward in the United States for its major jurisdictions.
Domestic Subsidiaries Expiring Within Next Seven Years
Income Taxes [Line Items]
Net operating losses carried forward	10,757
Expiration date of operating loss carried forward	7Y
U.S. Subsidiaries Expiring Within Next Twenty Years
Income Taxes [Line Items]
Net operating losses carried forward	11,915
Expiration date of operating loss carried forward	20Y
Tax credit carried forward	1,196
Expiration date of tax credit carried forward	20Y
Other Foreign Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Net operating losses carried forward	41,914
Domestic Subsidiaries Expiring Within Next Two Years
Income Taxes [Line Items]
Tax credit carried forward	129
Expiration date of tax credit carried forward	2Y
U. S. Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Tax credit carried forward	2,842
Foreign Subsidiaries
Income Taxes [Line Items]
Unrecognized deferred tax liabilities	9,851
Tax Years 2004 Through 2008
Income Taxes [Line Items]
Additional taxes including local taxes	¥ 2,570